Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Rental Commitments, Fiscal Year Maturity Schedule

	Bandwidth leasing (in thousands)	Office rental (in thousands)	Fees of games development service and in-progress games (in thousands)	Others (in thousands)
2013	$5,255	$5,660	$2,013	$843
2014	625	2,151	2,293	—
2015 and thereafter	30	577	254	—

Total minimum payments required	$5,910	$8,388	$4,560	$843

Capital Commitments, Fiscal Year Maturity Schedule

	Office building constructed by a third-party (in thousands)	Others (in thousands)
2013	$32,527	$2,138
2014	—	145
2015 and thereafter	—	60

Total minimum payments required	$32,527	$2,343